Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations

Major classes of line items constituting Income from discontinued operations related to the GoTo Business:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Net revenues	$682,185	$629,440	$579,792

Cost of net revenues	154,652	140,324	126,513

Gross margin	527,533	489,116	453,279

Operating expenses:
Research and development	93,892	83,018	66,898
Sales, marketing and services	209,475	189,560	205,307
General and administrative	63,270	50,068	43,357
Amortization of other intangible assets	14,097	11,254	3,994
Restructuring	3,721	1,750	6,332
Separation	54,084	6,173	—

Total operating expenses	438,539	341,823	325,888

Income from discontinued operations before income taxes	88,994	147,293	127,391
Income tax expense	22,737	43,065	42,887

Income from discontinued operations, net of income tax	$66,257	$104,228	$84,504

Carrying amounts of major classes of assets and liabilities included as part of discontinued operations related to the GoTo Business:

	December 31, 2016	December 31, 2015
	(in thousands)
Assets
Current assets:
Cash	$120,861	$57,762
Accounts receivable, net	44,734	45,850
Prepaid expenses and other current assets	14,094	13,115

Total current assets of discontinued operations	179,689	116,727
Property and equipment, net	81,866	91,715
Goodwill	380,917	377,101
Other intangible assets, net	54,312	73,081
Deferred tax assets, net	18,496	8,002
Other assets	3,340	3,758

Long-term assets of discontinued operations	$538,931	$553,657

Total major classes of assets of discontinued operations	$718,620	$670,384

Liabilities
Current liabilities:
Accounts payable	$11,333	$15,959
Accrued expenses and other current liabilities	46,088	36,131
Current portion of deferred revenues	115,249	110,211

Total current liabilities of discontinued operations	172,670	162,301
Long-term portion of deferred revenues	4,224	7,204
Other liabilities	3,484	4,174

Long-term liabilities of discontinued operations	$7,708	$11,378

Total major classes of liabilities of discontinued operations	$180,378	$173,679